Taxation	12 Months Ended
Dec. 31, 2017
Taxation
10.	Taxation

(a) Value added tax

The Group’s revenues are subject to VAT at the rate of 6%. The Group’s VAT payable balance amounted to RMB8,166, RMB19,620 and RMB32,413 as of December 31, 2015, 2016 and 2017, respectively.

(b) Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary is subject to Hong Kong profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong. Payments of dividends by the subsidiary to the Company are not subject to withholding tax in Hong Kong.

PRC

The Group’s subsidiaries, VIEs and VIE subsidiaries in the PRC are subject to the PRC Corporate Income Tax Law (“CIT Law”) and are taxed at the statutory income tax rate of 25%.

The CIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the CIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside the PRC should be considered a resident enterprise for PRC tax purposes.

High and new technology enterprises (“HNTE”) will enjoy a preferential enterprise income tax rate of 15% under the CIT Law. Beijing Gridsum Technology Co., Ltd. and Guoxinjunhe (Beijing) Technology Co., Ltd, the Group’s consolidated affiliated entities in the PRC, which are qualified as a HNTE under the CIT Law, is eligible for a preferential enterprise income tax rate of 15% for the period from 2014 to 2019, so long as they obtain approval from relevant tax authority if they are profitable during the period. In 2016, Beijing Moment Everlasting Ad Co., Ltd. and Beijing Yunyang Ad Co., Ltd. obtained the qualification of “HNTE” with a preferential enterprise income tax rate of 15% for the period from 2016 to 2018.

Withholding tax on undistributed dividends

The CIT law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The Group did not record any dividend withholding tax, as Gridsum PRC Holding, the PRC WFOE, has no retained earnings in any of the periods presented.

The following table sets forth the component of income tax expenses of the Group for the years ended December 31, 2015, 2016 and 2017:

	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
	(Restated)	(Restated)
Current tax expenses	15,371	21,919	15,571
Deferred tax recovery	—	(7,118)	(11,296)

Income tax expenses	15,371	(14,801)	(4,275)

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2015, 2016 and 2017 is as follows:

	For the year ended December 31,
	2015	2016	2017
	%	%	%
	(Restated)	(Restated)
PRC statutory tax rate	25.0	25.0	25.0
Effect of overseas tax-exempt entities	(13.7)	(59.4)	(15.5)
Effect of tax holidays	6.3	16.9	(3.1)
Effect of lower tax rate entities	(0.5)	(0.2)	(0.1)
Permanent book-tax differences	(17.1)	1.6	(0.5)
Changes in valuation allowance	(33.1)	(0.7)	(4.3)
Change of tax rate	—	(0.7)	(3.0)
Withholding tax	—	(0.2)	(0.3)
Effective tax rate	(33.1)	(17.7)	(1.8)

(c) Deferred tax assets and liabilities

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities:

	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
	(Restated)	(Restated)
Deferred tax assets
Education expense	150	49	10

Advertising expense	—	—	179

Provision for bad debt	293	3,148	7,186

Accrued expense	216	253	159

Charitable donation	—	—	910

Capitalized R&D in PRC tax return	5,641	6,123	13,160

Intangible assets under PRC Law	794	1,218	1,364

Loss carry-forward	15,207	19,236	28,747

Total deferred tax assets	22,301	30,027	51,715
Less: Valuation allowance	22,301	22,909	33,323

Total deferred tax assets, net	—	7,118	18,392

Deferred tax liabilities	—	—	—

Intangible assets from acquisitions	—	—	249

Total deferred tax liabilities, net	—	—	249

As of December 31, 2017, the Group had net operating loss carryforwards of approximately RMB6,712 attributable to the Hong Kong subsidiary and of approximately RMB178,631 attributable to the PRC subsidiaries, VIEs and VIEs’ subsidiaries. The loss carried forward by the Hong Kong subsidiary can be carried forward to net against future taxable income without a time limit, while the loss carried forward by the PRC companies will expire from 2018 to 2027.

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the foreseeable future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

The changes in valuation allowance for the years ended December 31, 2015, 2016 and 2017 are as follows:

	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
	(Restated)	(Restated)
Balance at beginning of the year	19,249	22,301	22,909
Provision	3,052	608	10,414

Balance at end of the year	22,301	22,909	33,323